Financial Assets Held-for-Trading (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)
Financial Assets Held-for-Trading
Financial assets held-for-trading		$ 1,379,958	$ 2,500,005	$ 1,538,578
Financial Assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		1,379,958		1,538,578
Central Bank bonds | Instruments issued by the Chilean Government and Central Bank | Financial Assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		30,546		400,368
Central Bank promissory notes | Instruments issued by the Chilean Government and Central Bank | Financial Assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		393,019		662,190
Other instruments | Instruments issued by the Chilean Government and Central Bank | Financial Assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		58,781		254,606
Other instruments | Instruments issued by the Chilean Government and Central Bank | Financial Assets held-for-trading | Comder Contraparte Central S.A
Financial Assets Held-for-Trading
Amount of other financial instruments maintained as collateral guaranteeing derivative contracts	$ 34,585	9,945
Other instruments | Other instruments issued in Chile | Financial Assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		672		715
Other instruments | Instruments issued by foreign institutions | Financial Assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		385		322
Other instruments with repurchase agreements | Instruments issued by the Chilean Government and Central Bank | Financial Assets held-for-trading
Financial Assets Held-for-Trading
Financial assets at fair value through profit or loss, classified as held for trading		$ 21,789		5,096
Repurchase agreement expiration period	7 days	4 days
Other instruments with repurchase agreements | Other instruments issued in Chile | Financial Assets held-for-trading
Financial Assets Held-for-Trading
Financial assets at fair value through profit or loss, classified as held for trading		$ 159,803		158,731
Repurchase agreement expiration period	7 days	10 days
Bonds from domestic banks | Other instruments issued in Chile | Financial Assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		$ 21		2,070
Deposits in domestic banks | Other instruments issued in Chile | Financial Assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		896,534		$ 218,307
Mortgage finance bonds | Financial Assets held-for-trading
Financial Assets Held-for-Trading
Financial asset classified as held for trading which is presented as a reduction in debt issued	$ 15,032	$ 19,649